Filed under Rules 497(e) and 497(k)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed Large Cap Value Portfolio

(the “Portfolio”)

Supplement dated August 29, 2019

to the Portfolio’s Summary Prospectus and Prospectus dated

July 26, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Value Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” the following information is added under “Wellington Management”:

Name and Title	Portfolio Manager of the Portfolio Since
Adam H. Illfelder Managing Director and Equity Portfolio Manager	2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the fourth paragraph under “Wellington Management Company LLP (“Wellington Management”)” is deleted in its entirety and replaced with the following:

A portion of the SA Multi-Managed Large Cap Value Portfolio is managed by Ian R. Link, CFA, and Adam H. Illfelder, CFA. Mr. Link, Senior Managing Director and Equity Portfolio Manager affiliated with Wellington Management, joined the firm as an investment professional in 2006. Mr. Illfelder, Managing Director and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2005.

Also, effective December 31, 2019, Ian R. Link will no longer act as Portfolio Manager of the Portfolio.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-812546-LCV1.2 (08/19)

Filed under Rule 497(e)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed Large Cap Value Portfolio

(the “Portfolio”)

Supplement dated August 29, 2019

to the Portfolio’s Statement of Additional Information (“SAI”)

dated July 26, 2019, as supplemented and amended to date

In the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to Wellington Management Company LLP (“Wellington Management”) is supplemented with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
Wellington Management	Illfelder, Adam H.[1]	4	$3,299	2	$431	1	$19

[1]	As of July 31, 2019

Also, effective December 31, 2019, Ian R. Link will no longer act as Portfolio Manager of the Portfolio.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SST_SAI_SUP1.1 (08/19)